Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Description of Plan [Line Items]
Description of the Plan
1.	Description of the Plan
General
The following is a summary of the various provisions of the Ameren Corporation Savings Investment Plan (the “Plan”). Participants should refer to the Summary Plan Description for the Plan for more complete information.
The Plan is a defined contribution plan. Its purpose is to provide employees eligible to participate (the “Participants”) of Ameren Corporation (the “Company”) and its wholly owned subsidiaries the opportunity to defer a portion of their compensation for federal income tax purposes in accordance with Section 401(k) of the Internal Revenue Code (the “Code”). The Plan is subject to certain provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended, and regulations of the Securities and Exchange Commission.
The Company serves as sponsor of the Plan, and, consequently, has the authority to amend or terminate the Plan subject to certain restrictions. The Ameren Administrative Committee has the authority and responsibility for the general administration of the Plan. Fidelity Management Trust Company (“Fidelity”), as Trustee, has the authority and responsibility to hold and protect the assets of the Plan in accordance with Plan provisions and with the Trust and Administrative Agreement.
Participation
All regular full-time employees are eligible to participate in the Plan upon employment. Part-time or temporary employees are eligible to participate in the Plan upon completion of a year of service with at least 1,000 hours of service; or effective January 1, 2021, if they have completed 500 hours of employment annually over any three consecutive year period that begins on or after January 1, 2021; or effective January 1, 2025 if they complete 500 hours of employment annually over any two consecutive year period that begins on or after January 1, 2023. Effective January 1, 2026, the Plan was amended to remove the one year of service requirement for eligibility.
Employees covered by a collective bargaining agreement (“CBA”) are eligible to participate only if the CBA provides for such participation.
If employees do not make an election, nor
opt-out
within 30 days of employment, they are automatically enrolled at a 6%
pre-tax
contribution rate, invested in a Target Date fund based upon the date at which the Participant is or will be age 65, and further enrolled in auto-escalation increasing their pre-tax
contribution 1% annually, with no cap on the annual increases. Employees may opt-out
or make alternative elections at any time.
Contributions
Each year, Participants may contribute up to 100% of eligible compensation, as defined in the Plan, and subject to annual limitations imposed by the Code.

The Company makes an Employer Basic Matching Contribution plus an Employer Additional Matching Contribution in an amount e qu
al to a percentage of the amount each Participant contributes to the Plan, up to a certain maximum percentage of the Participant’s compensation that he or she elects to contribute to the Plan each year. The amount of Company matching contributions depends on the Participant’s employment classification and, for contract employees, is determined by the collective bargaining agreement with the specific union representing the Participants. The Company also makes true-up
Employer Basic Matching Contributions for Participants who contribute the IRS maximum before the end of the year and, as a result, do not receive the full match during such year.
The Plan permits annual
“catch-up”
contributions for all employees age 50 and older. For eligible employees, the additional
“catch-up”
contributions were limited to $7,500 in 2025 and 2024. The Company does not match
“catch-up”
contributions. Notwithstanding the foregoing, effective January 1, 2026, the Plan was amended to allow participants who attain ages
60-63
during the Plan year a higher
catch-up
limit.
The Plan permits the Company to make an Additional Company Contribution for contract employees in compliance with a collective bargaining agreement with the specific union representing the Participants. Additional Company Contributions will always be 100% vested and nonforfeitable, and will otherwise be subject to the same distribution, loan and withdrawal restrictions as apply to Employer Basic Matching Contributions.
Participants direct the investment of their contributions and the Employer Basic Matching Contributions to his or her account to any of the investment options available under the Plan, including the Ameren Stock Fund. The Ameren Stock Fund is comprised primarily of Ameren common stock and a small position in a short-term liquidity investment. The Employer Additional Matching Contributions are invested in the Ameren Stock Fund. Participant contributions and Employer Basic Matching Contributions may be allocated to a single investment option or allocated in increments of one percent to any combination of investment options. Employer Additional Matching Contributions invested in the Ameren Stock Fund may be immediately reallocated to any of the other investment options available under the Plan at the participants’ discretion. Investment elections may be changed daily.
At December 31, 2025, the Ameren Stock Fund held 3,742,606 shares of Company common stock with a fair value of $373,736,635 and shares of the Fidelity Institutional Money Market Government Portfolio with a fair value of $5,381,807. At December 31, 2024, the Ameren Stock Fund held 3,810,296 shares of Company common stock with a fair value of $339,649,785 and shares of the Fidelity Institutional Money Market Government Portfolio with a fair value of $5,085,186.
Earnings derived from the assets of any investment fund are reinvested in the fund to which they relate. Participants may elect daily to reallocate, by actual dollar or percentage in one percent increments, the value of their accounts between funds. Pending investment of the assets into any investment fund, the Trustee may temporarily make certain short-term investments.

Participant Accounts
Each Participant’s account is credited with the Participant’s contributions and an allocation of (a) the Company’s matching contributions and (b) Plan earnings. Each Participant’s account is charged with benefits paid, and an allocation of (a) Plan losses and (b) administrative expenses. Allocations are based on Participant contributions, eligible compensation, Participant account balances, or specific Participant transactions, as defined. The benefit to which the Participant is entitled is the benefit which can be provided from the Participant’s account. Each Participant directs the investment of his or her account to any of the investment options available under the Plan.
The Plan imposes certain restrictions on participant directed investments into the Ameren Stock Fund. Allocations (other than the Employer Additional Matching Contributions) to the Ameren Stock Fund are limited to 20 percent for both contributions and existing balances. No more than 20 percent of contributions other than the Employer Additional Matching Contributions may be directed to the Ameren Stock Fund or, if rebalancing, the Ameren Stock Fund balance cannot exceed 20 percent of a participant’s total account balance. If a participant’s investments in the Ameren Stock Fund remain above 20 percent of his or her total account balance since September 1, 2019 (effective date of the restriction), then additional exchanges into the Ameren Stock Fund will not be permitted.
Notes Receivable from Participants
The Plan permits Participants to borrow from their accounts within the Plan. Participants may not have more than two loans outstanding at any time. Such borrowings may be made subject to the following: (1) the minimum amount of the loan is $1,000, (2) the amount of the loan may not exceed the lesser of $50,000 or 50% of the vested amount in the Participant’s account, (3) the loan will bear a fixed interest rate and repayments will be made through mutual agreement subject to certain statutory repayment time limits, (4) each loan shall bear a reasonable interest rate as determined under policies established for the Plan
,
and (5) such other rules and regulations as may be adopted by the Company. As of December 31, 2025 and 2024, the interest rates on participant loans ranged from 4.00 percent to 10.50 percent.
Vesting
The amounts in Participants’ accounts, including Company contributions, are always fully vested.
Payment of Benefits
The total amount of a Participant’s account shall be distributed to the Participant according to one of the options as described in the Plan document and as elected by the Participant after termination of employment. All distributions shall be in the form of cash except that Participants may elect to have his or her interest in the Ameren Stock Fund distributed in shares of Ameren common stock.
On December 29, 2022, The Consolidated Appropriations Act of 2023 was enacted. The Act includes the retirement provisions referred to as SECURE 2.0. Beginning in 2023, the SECURE 2.0 Act raised the age that a participant must begin taking required minimum distributions (“RMDs”) to age 73. Effective for Participants who reached age 72 in 2023 the Plan began making RMDs no later than April 1, 2025.

Participants may withdraw certain contributions, rollover contributions and related earnings thereon upon reaching age 59 1/2, in the event of total disability or financial hardship as defined by the Plan or the Code. For purposes of distributions, the Participant’s account value will be determined as of the last business day coincident with or immediately preceding the day of distribution. Contributions to the Plan and investment income thereon are taxable to Participants upon distribution pursuant to the rules provided for under the Plan and the Code.
The Plan also allows, at the discretion of the Company, participants of the former Union Electric Company Employee Stock Ownership Plan and the former Ameren Corporation Employee Stock Ownership Plan for Certain Employees of Central Illinois Public Service Company, to receive certain distributions prior to termination of employment.
Plan Termination
The Company intends to continue the Plan indefinitely. However, the Company may at any time and for any reason, subject to ERISA and Internal Revenue Service regulations, suspend or terminate the Plan provided that such action does not retroactively adversely affect the rights of any Participant under the Plan.